Secured Investor Certificates - Maturity Schedule Secured Investor Certificates (Details) (USD $)	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						147 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2032
Secured Investor Certificate Maturity Schedule	$ 28,041,000	$ 27,746,000
Secured Investor Certificates
Secured Investor Certificate Maturity Schedule			$ 3,021,000	$ 2,018,000	$ 4,101,000	$ 2,803,000	$ 3,120,000	$ 1,975,000	$ 2,340,000	$ 14,123,000